Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Total cost	¥ 140,540	¥ 207,236
Less: Accumulated depreciation	54,737	60,345
Property and equipment, net	85,803	146,891
Buildings [Member]
Cost:
Total cost	75,092	75,092
Motor vehicles [Member]
Cost:
Total cost	9,889	11,185
Leasehold improvements [Member]
Cost:
Total cost	24,252	71,136
Equipment, fixture and furniture, and other fixed assets [Member]
Cost:
Total cost	¥ 31,307	¥ 49,823